Income Taxes (Roll-Forward Schedule Of Change In Unrecognized Tax Benefits) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Roll-forward of unrecognized tax benefits:
Balance at beginning of fiscal year	¥ 61,297	¥ 75,479	¥ 72,857
Gross amount of increases for current year's tax positions	455	406	2,771
Gross amount of decreases for current year's tax positions	(339)	(1,482)
Gross amount of increases for prior years' tax positions	2,887	9,113	15,208
Gross amount of decreases for prior years' tax positions	(312)	(8,698)	(5,506)
Net amount of changes relating to settlements with tax authorities	(2,515)	(4,434)	(6,695)
Decreases due to lapse of applicable statutes of limitations	(1,123)	(1,479)	(1,281)
Foreign exchange translation	(1,762)	(7,608)	(1,875)
Balance at end of fiscal year	¥ 58,588	¥ 61,297	¥ 75,479